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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604

                          Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period: January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     GROWTH
                                     SHARES

                                     Annual
                                     Report

                                    12/31/05

                                   [LOGO]PIONEER
                                         Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    1

Portfolio Summary                                                        2

Prices and Distributions                                                 3

Performance Update                                                       4

Comparing Ongoing Fund Expenses                                         10

Portfolio Management Discussion                                         12

Schedule of Investments                                                 16

Financial Statements                                                    21

Notes to Financial Statements                                           31

Report of Independent Registered Public Accounting Firm                 40

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                 41

Trustees, Officers and Service Providers                                47

Pioneer Growth Shares
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/S/Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF THE PIE CHART IN THE PRINTED
MATERIAL]

U.S. Common Stocks                                    92.3%
Depositary Receipts for International Stocks           5.2%
Temporary Cash Investment                              2.5%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF THE PIE CHART IN THE PRINTED
MATERIAL]

Information Technology                                29.8%
Health Care                                           24.3%
Consumer Discretionary                                13.4%
Consumer Staples                                      12.8%
Industrials                                           11.1%
Financials                                             4.8%
Energy                                                 1.5%
Telecommunication Services                             1.2%
Materials                                              1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

    1.   Microsoft Corp.              6.05%
    2.   Cisco Systems, Inc.          4.20
    3.   Intel Corp.                  4.14
    4.   Dell, Inc.                   3.90
    5.   Procter and Gamble, Co.      3.73
    6.   Amgen, Inc.                  3.70
    7.   Altria Group, Inc.           3.63
    8.   Johnson & Johnson            3.53
    9.   Home Depot, Inc.             3.08
   10.   Oracle Corp.                 2.60

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class        12/31/05   12/31/04
         -----        --------   --------
            A          $12.52     $12.13
            B          $11.35     $11.11
            C          $11.48     $11.23
     Investor Class    $12.56     $12.14
            R          $12.47     $12.12
            Y          $13.19     $12.70

Distributions Per Share
--------------------------------------------------------------------------------

                                    1/1/05 - 12/31/05
                                    -----------------
                            Net
                        Investment     Short-Term      Long-Term
         Class            Income     Capital Gains   Capital Gains
         -----            ------     -------------   -------------
            A            $0.0023           $ -             $ -
            B            $  -              $ -             $ -
            C            $  -              $ -             $ -
     Investor Class      $  -              $ -             $ -
            R            $0.0014           $ -             $ -
            Y            $0.0021           $ -             $ -

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2005)

              Net Asset     Public
                Value      Offering
Period          (NAV)      Price (POP)
10 Years     5.60%          4.97%
5 Years     -6.15          -7.25
1 Year       3.23          -2.70

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russell 1000
                            Shares                    Growth Index
12/95                       9425                      10000
                            11962                     12312
12/97                       17200                     16066
                            22970                     22285
12/99                       24669                     29674
                            22310                     23020
12/01                       18019                     18318
                            11732                     13211
12/03                       14804                     17141
                            15735                     18220
12/05                       16244                     19179

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2005)

               If          If
Period        Held      Redeemed
 10 Years     4.72%      4.72%
 5 Years     -6.99      -6.99
 1 Year       2.16      -1.84

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russel 1000
                            Shares                    Growth Index
12/95                       10000                     10000
                            12597                     12312
12/97                       17982                     16066
                            23819                     22285
12/99                       25384                     29674
                            22782                     23020
12/01                       18256                     18318
                            11775                     13211
12/03                       14722                     17141
                            15518                     18220
12/05                       15854                     19179

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2005)

                    If         If
Period             Held     Redeemed
 Life of Class
 (1/31/96)         4.83%     4.83%
 5 Years          -6.91     -6.91
 1 Year            2.23      2.23

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russell 1000
                            Shares                    Growth Index
12/95                       10000                     10000
                            12561                     11914
12/97                       18017                     15546
                            23881                     21563
12/99                       25464                     28714
                            22833                     22275
12/01                       18328                     17726
                            11834                     12783
12/03                       14810                     16586
                            15616                     17631
12/05                       15964                     18559

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of December 31, 2005)

                   If         If
Period            Held      Redeemed
 Life-of-Class
 (12/11/04)       6.58%     6.58%
 1 Year           3.46      3.62

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russell 1000
                            Shares                    Growth Index
12/04                       10000                     10000
6/05                        10346                     10526

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05 CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2005)

              If         If
Period       Held     Redeemed
 10 Years     5.20%    5.20%
 5 Years     -6.38    -6.38
 1 Year       2.90     2.90

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russell 1000
                            Shares                    Growth Index
12/95                       10000                     10000
                            12626                     12312
12/97                       18064                     16066
                            24005                     22285
12/99                       25650                     29674
                            23090                     23020
12/01                       18554                     18318
                            12016                     13211
12/03                       15186                     17141
                            16137                     18220
12/05                       16605                     19179

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2005)

              If         If
Period       Held     Redeemed
 10 Years     6.20%    6.20%
 5 Years     -5.51    -5.51
 1 Year       3.88     3.87

[THE FOLLOWING DATA IS A REPRESENTATION OF THE MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Growth            Russell 1000
                            Shares                    Growth Index
12/95                       10000                     10000
                            12695                     12312
12/97                       18254                     16066
                            24455                     22285
12/99                       26432                     29674
                            24229                     23020
12/01                       19685                     18318
                            12890                     13211
12/03                       16404                     17141
                            17565                     18220
12/05                       18246                     19179

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 4/30/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on actual returns from July 1, 2005 through December 31, 2005

                                                            Investor
Share Class              A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/05
Ending Account       $1,055.85    $1,049.95    $1,050.34    $1,078.36    $1,053.33    $1,058.81
Value On 12/31/05
Expenses Paid        $    7.25    $   12.25    $   11.94    $    4.98    $    8.90    $    3.79
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.35%, 2.30%, 0.94%, 1.70% and 0.72%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005

                                                            Investor
Share Class              A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/05*
Ending Account       $1,018.15    $1,013.26    $1,013.56    $1,020.42    $1,016.53    $1,021.53
Value On
12/31/05
Expenses Paid        $    7.12    $   12.03    $   11.72    $    4.84    $    8.74    $    3.72
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.35%, 2.30%, 0.94%, 1.70% and 0.72%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy and corporate profits both grew steadily throughout 2005, which normally would have provided a favorable backdrop for equity investments. The economy proved resilient in the face of a number of issues, including hurricane damage in the Gulf Coast, sharply rising energy costs and the continued efforts of the Federal Reserve Board to raise short-term interest rates. The Fed raised the fed funds rate eight different times during the calendar year. These issues weighed on the minds of many investors and stocks on average appreciated only modestly. In the following interview, Christopher
M. Galizio and Stephen A. Balter, co-managers of Pioneer Growth Portfolio, discuss the markets and the factors that affected performance.

Q:   How did the Portfolio perform?

A: Pioneer Growth Shares A had a total return of 3.23% at net asset value during the 12 months ended December 31, 2005. During the same period, the Russell 1000 Growth Index returned 5.26%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors that affected Portfolio performance?

A: In 2005, we were well into the economic recovery in the United States, and we positioned the Fund with an emphasis on growth companies in sectors such as health care and information tech- nology. For much of the year, we had less emphasis on the more cyclical sectors, such as energy, industrials and basic materials, although we did have a strong position in basic materials early in the period. While the Portfolio achieved positive results, it trailed its benchmark, primarily because of stock selection rather than sector positioning. However, the de-emphasis of energy stocks also detracted from results during a period in which the energy sector was by far the strongest performing part of the market.

     The major story in the stock market during 2005 was the effect of the dramatic increases in commodity prices, which helped lift valua-

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     tions in the energy and basic materials sectors, both of which tend to be populated predominately with value stocks. This was a major factor in the performance advantage that value stocks enjoyed over growth stocks for most of the year. We believe, however, that the strong price appreciation of value stocks in recent years has resulted in a situation in which secular growth companies now offer superior relative value in relation to their long-term prospects.

Q:   What were some of the individual investments that helped performance?

A: Our stock selection was good in the consumer area, both in the consumer discretionary and consumer staples sectors. Among our staples holdings, Altria Group was a stand-out performer. Shares of Altria, the parent company of Philip Morris, rose on continued consistent earnings and several court victories that appeared to reduce its exposure to tobacco liability lawsuits. Femsa, the Mexican-based soft drink bottler that also owns the Dos Equis beer brand, was another staples holding that performed very well. Its share price has risen by 70% since our initial investment in 2004. Within our consumer discretionary holdings, stocks that did particularly well included athletic footwear company Reebok and retailers Lowe's and Best Buy. Reebok was acquired by Addidas at a substantial premium to its stock price. Home improvements store Lowe's showed strong earnings growth throughout the year, while electronics retailer Best Buy benefited from a restructuring that placed more emphasis on expert service both before and after the sale. We have taken profits and sold our positions in both Lowe's and Reebok.

     Our strategy in health care also helped. We avoided the very large pharmaceutical companies and focused on smaller companies, including some mid-cap firms - with greater growth prospects. Two of our more successful positions were generic pharmaceutical companies. IVAX, which had a strong new product pipeline, received an attractive acquisition offer from a larger competitor, Teva. Endo Pharmaceuticals, which specializes in pain medications and therapies, obtained the rights to a generic version of Oxycontin and also has developed a new patch to treat chronic pain.

     In information technology, two investments that supported performance were Qualcomm and Texas Instruments, both of which are positioned to benefit from advances in wireless communications. A new generation of wireless phones is to be based on

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

     Qualcomm's latest CDMA technology, for which the company has licensing rights, while Texas Instruments stands to benefit from its increasing focus on producing more specialized - and more profitable - semiconductors.

Q:   What were some of the investments that held back results?

A: Avaya, a producer of telecommunications equipment for large enterprises, was a major disappointment, although its stock price did recover somewhat in the second half of the year. It was caught in the gap between the decline of an old technology and the acceptance of a new technology. While sales of its traditional phone systems slowed, revenues from its new system, based on voice-over-Internet technology, were slower than had been anticipated. However, we have retained our position because of what we believe is the strong potential of the new Avaya system.

     Two other disappointments in the information technology sector were Symantec and Dell. Symantec, a leader in supplying security and anti-virus software for computer systems, reported disappointing earnings in the face of more intense price competition, including for systems providing security for wide networks. Dell's competitive price advantage over other personal computer manufacturers shrank somewhat during the year, and revenue growth was slower than had been anticipated. We continue to think both Symantec and Dell offer interesting opportunities. We have retained our investment in Symantec and have added to our position in Dell because of its attractive stock price.

     Among our consumer holdings, one disappointment was Avon Products. Sale of its beauty products in emerging markets, including China, grew more slowly than had been anticipated. However, the stock has been trading at a very low valuation, and we continue to hold the position.

Q:   What is your investment outlook?

A: We think stocks have the potential to produce positive returns, close to long-term averages in 2006, but performance leadership should change in favor of the secular growth stocks that we have emphasized. We expect corporate earnings to continue to grow during the new year, although growth may be at a slower rate than in 2005.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     We think energy prices finally have begun to stabilize, although at relatively high levels. The impacts of higher energy costs will be felt in the economy, but probably not too dramatically. We already have started to see the effects of higher energy prices on lower-income consumers whose spending budgets have been squeezed.

     We continue to favor secular growth sectors, including information technology and health care. In information technology, we have positioned the Portfolio to benefit from new technologies, especially in communications technology. Longer-term demographic trends - including the aging of the baby boomer generation -- should continue to offer opportunities in health care. The companies that should benefit will include those offering new products and devices and those that can benefit from cost-containment programs, including generic drug manufacturers.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Shares                                                                               Value
                   COMMON STOCKS - 100.0%
                   Energy - 1.5%
                   Integrated Oil & Gas - 1.5%
  42,500           Occidental Petroleum Corp.                                   $  3,394,900
 171,800           Repsol SA (A.D.R.)                                              5,052,638
                                                                                ------------
                                                                                $  8,447,538
                                                                                ------------
                   Total Energy                                                 $  8,447,538
                                                                                ------------
                   Materials - 1.1%
                   Diversified Chemical - 1.1%
 147,600           Dow Chemical Co.                                             $  6,467,832
                                                                                ------------
                   Total Materials                                              $  6,467,832
                                                                                ------------
                   Capital Goods - 10.4%
                   Aerospace & Defense - 3.0%
  57,600           L-3 Communications Holdings, Inc.                            $  4,282,560
 228,600           United Technologies Corp.                                      12,781,026
                                                                                ------------
                                                                                $ 17,063,586
                                                                                ------------
                   Building Products - 1.8%
 265,320           American Standard Companies, Inc.                            $ 10,599,534
                                                                                ------------
                   Construction & Farm Machinery & Heavy Trucks -1.0%
  83,500           Deere & Co.                                                  $  5,687,185
                                                                                ------------
                   Industrial Conglomerates - 3.5%
 111,300           3M Co.                                                       $  8,625,750
 412,100           Tyco International, Ltd.                                       11,893,206
                                                                                ------------
                                                                                $ 20,518,956
                                                                                ------------
                   Industrial Machinery - 1.1%
  72,100           Illinois Tool Works, Inc. (b)                                $  6,344,079
                                                                                ------------
                   Total Capital Goods                                          $ 60,213,340
                                                                                ------------
                   Commercial Services & Supplies - 0.7%
                   Diversified Commercial Services - 0.7%
  58,800           The Dun & Bradstreet Corp.*                                  $  3,937,248
                                                                                ------------
                   Total Commercial Services & Supplies                         $  3,937,248
                                                                                ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                              Value
                   Consumer Durables & Apparel - 1.7%
                   Apparel, Accessories & Luxury Goods - 0.8%
  120,400          Liz Claiborne, Inc.                                          $  4,312,728
                                                                                ------------
                   Housewares & Specialties - 0.9%
   68,400          Fortune Brands, Inc.*                                        $  5,336,568
                                                                                ------------
                   Total Consumer Durables & Apparel                            $  9,649,296
                                                                                ------------
                   Consumer Services - 1.8%
                   Education Services - 1.0%
  170,000          Career Education Corp.*                                      $  5,732,400
                                                                                ------------
                   Hotels, Resorts & Cruise Lines - 0.8%
   92,900          Carnival Corp.                                               $  4,967,363
                                                                                ------------
                   Total Consumer Services                                      $ 10,699,763
                                                                                ------------
                   Media - 3.8%
                   Broadcasting & Cable TV - 3.8%
1,899,800          Liberty Media Corp.*                                         $ 14,951,426
  211,900          Viacom, Inc. (Class B)                                          6,907,940
                                                                                ------------
                                                                                $ 21,859,366
                                                                                ------------
                   Total Media                                                  $ 21,859,366
                                                                                ------------
                   Retailing - 6.1%
                   Apparel Retail - 3.0%
   97,800          Abercrombie & Fitch Co.                                      $  6,374,604
  484,100          TJX Companies, Inc.                                            11,245,643
                                                                                ------------
                                                                                $ 17,620,247
                                                                                ------------
                   Home Improvement Retail - 3.1%
  441,500          Home Depot, Inc.                                             $ 17,871,920
                                                                                ------------
                   Total Retailing                                              $ 35,492,167
                                                                                ------------
                   Food & Drug Retailing - 2.2%
                   Drug Retail - 2.2%
  487,800          CVS Corp.                                                    $ 12,887,676
                                                                                ------------
                   Total Food & Drug Retailing                                  $ 12,887,676
                                                                                ------------
                   Food, Beverage & Tobacco - 5.1%
                   Soft Drinks - 1.5%
  117,700          Fomento Economico Mexicano SA de C.V.                        $  8,534,427
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                                Value
                   Tobacco - 3.6%
281,900            Altria Group, Inc.                                           $ 21,063,568
                                                                                ------------
                   Total Food, Beverage & Tobacco                               $ 29,597,995
                                                                                ------------
                   Household & Personal Products - 5.4%
                   Household Products - 3.7%
373,700            Procter & Gamble Co.                                         $ 21,629,756
                                                                                ------------
                   Personal Products - 1.7%
344,700            Avon Products, Inc.                                          $  9,841,185
                                                                                ------------
                   Total Household & Personal Products                          $ 31,470,941
                                                                                ------------
                   Health Care Equipment & Services - 10.9%
                   Health Care Distributors - 2.1%
175,900            Cardinal Health, Inc.                                        $ 12,093,125
                                                                                ------------
                   Health Care Equipment - 6.4%
247,900            Biomet, Inc.                                                 $  9,065,703
556,700            Boston Scientific Corp.*                                       13,633,583
223,800            Guidant Corp.                                                  14,491,050
                                                                                ------------
                                                                                $ 37,190,336
                                                                                ------------
                   Health Care Services - 1.2%
283,500            IMS Health, Inc.                                             $  7,064,820
                                                                                ------------
                   Health Care Supplies - 1.2%
132,400            Cooper Companies, Inc.                                       $  6,792,120
                                                                                ------------
                   Total Health Care Equipment & Services                       $ 63,140,401
                                                                                ------------
                   Pharmaceuticals & Biotechnology - 13.4%
                   Biotechnology - 4.7%
272,100            Amgen, Inc.*                                                 $ 21,457,806
115,300            Gilead Sciences, Inc.*                                          6,068,239
                                                                                ------------
                                                                                $ 27,526,045
                                                                                ------------
                   Pharmaceuticals - 8.7%
207,100            Astrazeneca Plc (A.D.R.)                                     $ 10,065,060
369,500            IVAX Corp.*(b)                                                 11,576,435
340,800            Johnson & Johnson                                              20,482,080
255,596            Par Pharmaceutical Co., Inc.*(b)                                8,010,379
                                                                                ------------
                                                                                $ 50,133,954
                                                                                ------------
                   Total Pharmaceuticals & Biotechnology                        $ 77,659,999
                                                                                ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                              Value
                   Diversified Financials - 2.3%
  278,650          Citigroup, Inc.                                              $ 13,522,885
                                                                                ------------
                   Total Diversified Financials                                 $ 13,522,885
                                                                                ------------
                   Insurance - 2.5%
                   Multi-Line Insurance - 2.5%
  208,900          American International Group, Inc.                           $ 14,253,247
                                                                                ------------
                   Total Insurance                                              $ 14,253,247
                                                                                ------------
                   Software & Services - 14.1%
                   IT Consulting & Other Services - 1.0%
  204,700          Accenture, Ltd.                                              $  5,909,689
                                                                                ------------
                   Systems Software - 13.1%
1,340,900          Microsoft Corp.                                              $ 35,064,535
  664,100          Macrovision Corp.*                                             11,110,393
1,233,500          Oracle Corp.*                                                  15,061,035
  827,200          Symantec Corp.*                                                14,476,000
                                                                                ------------
                                                                                $ 75,711,963
                                                                                ------------
                   Total Software & Services                                    $ 81,621,652
                                                                                ------------
                   Technology Hardware & Equipment - 11.7%
                   Communications Equipment - 7.8%
  813,200          Avaya, Inc.*                                                 $  8,676,844
1,422,200          Cisco Systems, Inc.*                                           24,348,064
  276,900          Qualcomm, Inc.                                                 11,928,852
                                                                                ------------
                                                                                $ 44,953,760
                                                                                ------------
                   Computer Hardware - 3.9%
  753,100          Dell, Inc.*                                                  $ 22,585,469
                                                                                ------------
                   Total Technology Hardware & Equipment                        $ 67,539,229
                                                                                ------------
                   Semiconductors - 4.1%
  961,200          Intel Corp.                                                  $ 23,991,552
                                                                                ------------
                   Total Semiconductors                                         $ 23,991,552
                                                                                ------------
                   Telecommunication Services - 1.2%
                   Wireless Telecommunication Services - 1.2                    %
  329,100          Vodafone Group Plc (A.D.R.)                                  $  7,065,777
                                                                                ------------
                   Total Telecommunication Services                             $  7,065,777
                                                                                ------------
                   TOTAL COMMON STOCKS
                   (Cost $564,811,156)                                          $579,517,904
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                             Value
                   TEMPORARY CASH INVESTMENT - 2.6%
                   Security Lending Collateral - 2.6%
15,006,789         Security Lending Investment Fund, 4.24%                      $ 15,006,789
                                                                                ------------
                   TOTAL TEMPORARY CASH INVESTMENT
                   (Cost $15,006,789)                                           $ 15,006,789
                                                                                ------------
                   TOTAL INVESTMENT IN SECURITIES - 102.6%
                   (Cost $579,817,945)                                          $594,524,693
                                                                                ------------
                   OTHER ASSETS AND LIABILITIES - (2.6)%                        $(15,823,648)
                                                                                ------------
                   TOTAL NET ASSETS - 100.0%                                    $578,701,045
                                                                                ============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a)      At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $588,317,307 was as follows:
         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                              $43,844,353
         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                              (37,636,967)
                                                                                -----------
         Net unrealized gain                                                    $ 6,207,386
                                                                                ===========
(b)      At December 31, 2005, the following securities were out on loan:


                                                                                     Market
 Shares                                 Security                                      Value
 65,215            Illinois Tool Works, Inc.                                    $ 5,738,268
 35,000            IVAX Corp.*                                                    1,096,550
242,816            Par Pharmaceutical Co., Inc.*                                  7,609,853
                                                                                -----------
                   Total                                                        $14,444,671
                                                                                ===========

          Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $793,866,447 and $646,565,216, respectively.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $14,444,671) (cost $579,817,945)                                           $  594,524,693
  Receivables -
    Fund shares sold                                                                  244,203
    Dividends, interest and foreign taxes withheld                                    547,278
                                                                               --------------
     Total assets                                                              $  595,316,174
                                                                               --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                                    $      957,828
    Upon return of securities loaned                                               15,006,789
  Due to bank                                                                         135,150
  Due to affiliates                                                                   413,527
  Due to Pioneer Investment Management, Inc.                                            1,035
  Accrued expenses                                                                    100,800
                                                                               --------------
     Total liabilities                                                         $   16,615,129
                                                                               --------------
NET ASSETS:
  Paid-in capital                                                              $1,082,965,684
  Accumulated net realized loss on investments                                   (518,971,387)
  Net unrealized gain on investments                                               14,706,748
                                                                               --------------
     Total net assets                                                          $  578,701,045
                                                                               ==============
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $403,610,024/32,241,691 shares)                            $        12.52
                                                                               ==============
  Class B (based on $132,108,655/11,640,258 shares)                            $        11.35
                                                                               ==============
  Class C (based on $38,751,216/3,375,461 shares)                              $        11.48
                                                                               ==============
  Investor Class (based on $1,102,223/87,749 shares)                           $        12.56
                                                                               ==============
  Class R (based on $418,657/33,583 shares)                                    $        12.47
                                                                               ==============
  Class Y (based on $2,710,270/205,460 shares)                                 $        13.19
                                                                               ==============
MAXIMUM OFFERING PRICE:
  Class A ($12.52 [divided by] 94.25% )                                        $        13.28
                                                                               ==============

The accompanying notes are an integral part of these financial statements.    21

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $46,976)          $7,063,066
  Income from securities loaned, net                                 9,310
                                                                ----------
     Total investment income                                                    $  7,072,376
                                                                                ------------
EXPENSES:
  Management fees
   Basic Fee                                                    $4,321,490
   Performance Adjustment                                         (397,524)
  Transfer agent fees and expenses
   Class A                                                       2,049,326
   Class B                                                       1,014,771
   Class C                                                         263,752
   Investor Class                                                    8,176
   Class R                                                           1,611
   Class Y                                                             842
  Distribution fees
   Class A                                                         972,589
   Class B                                                       1,499,897
   Class C                                                         427,993
   Class R                                                           1,685
  Administrative reimbursements                                    125,304
  Custodian fees                                                    33,116
  Registration fees                                                100,138
  Professional fees                                                 57,384
  Printing expense                                                  85,462
  Fees and expenses of nonaffiliated trustees                       18,299
  Miscellaneous                                                     25,026
                                                                 ----------
     Total expenses                                                             $ 10,609,337
     Less fees paid indirectly                                                       (98,386)
                                                                                ------------
     Net expenses                                                               $ 10,510,951
                                                                                ------------
       Net investment loss                                                      $ (3,438,575)
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                              $ 56,226,606
                                                                                ------------
  Change in net unrealized loss on investments                                  $(37,581,730)
                                                                                ------------
   Net gain on investments                                                      $ 18,644,876
                                                                                ------------
   Net increase in net assets resulting from operations                         $ 15,206,301
                                                                                ============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04

                                                                Year              Year
                                                                Ended            Ended
                                                              12/31/05          12/31/04
FROM OPERATIONS:
Net investment income (loss)                               $   (3,438,575)   $      424,918
Net realized gain on investments and futures contracts         56,226,606        34,478,680
Change in net unrealized gain (loss) on investments           (37,581,730)        2,090,357
                                                           --------------    --------------
    Net increase in net assets resulting
     from operations                                       $   15,206,301    $   36,993,955
                                                           --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.01 per share, respectively)      $      (74,305)   $     (329,850)
    Class R ($0.00 and $0.05 per share, respectively)                 (47)           (1,102)
    Class Y ($0.00 and $0.09 per share, respectively)                (430)          (21,091)
                                                           --------------    --------------
     Total distributions to shareowners                    $      (74,782)   $     (352,043)
                                                           --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $   61,452,225    $   79,782,136
Shares issued in reorganization                                        --         6,560,837
Reinvestment of distributions                                      71,087           314,534
Cost of shares repurchased                                   (209,462,633)     (201,109,917)
                                                           --------------    --------------
    Net decrease in net assets resulting from
     Fund share transactions                               $ (147,939,321)   $ (114,452,410)
                                                           --------------    --------------
    Net decrease in net assets                             $ (132,807,802)   $  (77,810,498)
NET ASSETS:
Beginning of year                                             711,508,847       789,319,345
                                                           --------------    --------------
End of year (including undistributed net investment
  income of $0 and $72,875 respectively)                   $  578,701,045    $  711,508,847
                                                           ==============    ==============

The accompanying notes are an integral part of these financial statements.    23

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

CLASS A                           '05 Shares        '05 Amount     '04 Shares        '04 Amount
Shares sold                        3,410,163    $   41,246,767      4,474,485    $   50,703,873
Reinvestment of distributions          5,638            71,035         26,505           312,497
Less shares repurchased          (10,325,481)     (124,860,166)   (10,548,481)     (118,146,700)
                                 -----------    --------------    -----------    --------------
    Net decrease                  (6,909,680)   $  (83,542,364)    (6,047,491)      (67,130,330)
                                 ===========    ==============    ===========    ==============
CLASS B
Shares sold                        1,116,299    $   12,355,953      1,552,352    $   16,119,854
Less shares repurchased           (5,376,317)      (59,237,225)    (5,901,859)      (61,066,388)
                                 -----------    --------------    -----------    --------------
    Net decrease                  (4,260,018)   $  (46,881,272)    (4,349,507)   $  (44,946,534)
                                 ===========    ==============    ===========    ==============
CLASS C
Shares sold                          633,790    $    7,059,454      1,128,809    $   11,943,232
Less shares repurchased           (1,700,164)      (18,903,111)    (1,980,489)      (20,575,126)
                                 -----------    --------------    -----------    --------------
    Net decrease                  (1,066,374)   $  (11,843,657)      (851,680)   $   (8,631,894)
                                 ===========    ==============    ===========    ==============
INVESTOR CLASS
Shares Sold                                -    $            -              -    $            -
Shares issued in
  reorganization                           -                 -        557,894         6,560,837
Less shares repurchased             (469,139)       (5,553,756)        (1,006)          (12,164)
                                 -----------    --------------    -----------    --------------
    Net increase (decrease)         (469,139)   $   (5,553,756)       556,888    $    6,548,673
                                 ===========    ==============    ===========    ==============
CLASS R
Shares sold                           12,463    $      153,393         26,538    $      290,979
Reinvestment of distributions              2                25             43               503
Less shares repurchased               (3,237)          (38,317)        (2,547)          (28,795)
                                 -----------    --------------    -----------    --------------
    Net increase                       9,228    $      115,101         24,034    $      262,687
                                 ===========    ==============    ===========    ==============
CLASS Y
Shares sold                           50,346    $      636,658         60,540    $      724,198
Reinvestment of distributions              2                27            124             1,534
Less shares repurchased              (69,145)         (870,058)      (107,635)       (1,280,744)
                                 -----------    --------------    -----------    --------------
    Net decrease                     (18,797)   $     (233,373)       (46,971)   $     (555,012)
                                 ===========    ==============    ===========    ==============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended     Year Ended    Year Ended   Year Ended     Year Ended
                                                                 12/31/05       12/31/04      12/31/03     12/31/02(a)    12/31/01
CLASS A
Net asset value, beginning of period                            $   12.13       $  11.42      $   9.05     $  13.90       $  17.21
                                                                ---------       --------      --------     --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $   (0.03)      $   0.04      $  (0.04)    $  (0.04)      $  (0.04)
 Net realized and unrealized gain (loss) on investments              0.42           0.68          2.41        (4.81)         (3.27)
                                                                ---------       --------      --------     --------       --------
   Net increase (decrease) from investment operations           $    0.39       $   0.72      $   2.37     $  (4.85)      $  (3.31)
Distributions to shareowners:
 Net investment Income                                              (0.00)(b)      (0.01)            -            -              -
                                                                ---------       --------      --------     --------       --------
Net increase (decrease) in net asset value                      $    0.39       $   0.71      $   2.37     $  (4.85)      $  (3.31)
                                                                ---------       --------      --------     --------       --------
Net asset value, end of period                                  $   12.52       $  12.13      $  11.42     $   9.05       $  13.90
                                                                =========       ========      ========     ========       ========
Total return*                                                        3.23%          6.29%        26.19%      (34.89)%       (19.23)%
Ratio of net expenses to average net assets+                         1.40%          1.37%         1.45%        1.39%          1.18%
Ratio of net investment income (loss) to average net assets+        (0.27)%         0.35%        (0.42)%      (0.39)%        (0.29)%
Portfolio turnover rate                                                79%           194%           47%          88%           111%
Net assets, end of period (in thousands)                        $ 403,610       $475,096      $516,234     $452,070       $836,149
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.39%          1.37%         1.45%        1.38%          1.16%
 Net investment income (loss)                                       (0.26)%         0.35%        (0.42)%      (0.38)%        (0.27)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) The per share data presented above is based upon the average shares outstanding for the year presented.
(b)  Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.    25

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                            12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
CLASS B
Net asset value, beginning of period                        $  11.11      $  10.54      $   8.43      $  13.07      $  16.31
                                                             -------      --------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.16)     $  (0.06)     $  (0.14)     $  (0.27)     $  (0.17)
 Net realized and unrealized gain (loss) on investments         0.40          0.63          2.25         (4.37)        (3.07)
                                                             -------      --------      --------      --------      --------
   Net increase (decrease) from investment operations       $   0.24      $   0.57      $   2.11      $  (4.64)     $  (3.24)
Net increase (decrease) in net asset value                  $   0.24          0.57      $   2.11      $  (4.64)     $  (3.24)
                                                             -------      --------      --------      --------      --------
Net asset value, end of period                              $  11.35      $  11.11      $  10.54      $   8.43      $  13.07
                                                             =======      ========      ========      ========      ========
Total return*                                                   2.16%         5.41%        25.03%       (35.50)%      (19.86)%
Ratio of net expenses to average net assets+                    2.37%         2.27%         2.44%         2.26%         1.98%
Ratio of net investment loss to average net assets+            (1.25)%       (0.58)%       (1.41)%       (1.27)%       (1.09)%
Portfolio turnover rate                                           79%          194%           47%           88%          111%
Net assets, end of period (in thousands)                    $132,109      $176,623      $213,481      $201,822      $400,506
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.35%         2.27%         2.43%         2.25%         1.97%
 Net investment loss                                           (1.23)%       (0.58)%       (1.40)%       (1.26)%       (1.08)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                         $ 11.23      $ 10.65      $  8.51     $  13.18     $  16.42
                                                             -------      -------      -------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.15)     $ (0.06)     $ (0.12)    $  (0.23)    $  (0.15)
 Net realized and unrealized gain (loss) on investments         0.40         0.64         2.26        (4.44)       (3.09)
                                                             -------      -------      -------     --------     --------
   Net increase (decrease) from investment operations        $  0.25      $  0.58      $  2.14     $  (4.67)    $  (3.24)
Net increase (decrease) in net asset value                   $  0.25      $  0.58      $  2.14     $  (4.67)    $  (3.24)
                                                             -------      -------      -------     --------     --------
Net asset value, end of period                               $ 11.48      $ 11.23      $ 10.65     $   8.51     $  13.18
                                                             =======      =======      =======     ========     ========
Total return*                                                   2.23%        5.45%       25.15%      (35.43)%     (19.73)%
Ratio of net expenses to average net assets+                    2.31%        2.17%        2.32%        2.25%        1.87%
Ratio of net investment loss to average net assets+            (1.18)%      (0.46)%      (1.29)%      (1.26)%      (0.98)%
Portfolio turnover rate                                           79%         194%          47%          88%         111%
Net assets, end of period (in thousands)                     $38,751      $49,881      $56,358     $ 45,651     $ 83,129
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.30%        2.17%        2.31%        2.24%        1.85%
 Net investment loss                                           (1.17%)      (0.46%)      (1.28%)      (1.25%)      (0.96%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended      12/11/04 (b)
                                                               12/31/05      to 12/31/04
INVESTOR CLASS
Net asset value, beginning of period                            $ 12.14          $ 11.76
                                                                -------          -------
Increase from investment operations:
  Net investment income                                         $  0.05          $  0.01
  Net realized and unrealized gain on investments                  0.37             0.37
                                                                -------          -------
  Net increase from investment operations                       $  0.42          $  0.38
                                                                -------          -------
Net increase in net asset value                                 $  0.42          $  0.38
                                                                -------          -------
Net asset value, end of period                                  $ 12.56          $ 12.14
                                                                =======          =======
Total return*                                                      3.46%            3.23%(a)
Ratio of net expenses to average net assets+                       0.95%            0.85%**
Ratio of net investment income to average
  net assets+                                                      0.20%            0.93%**
Portfolio turnover rate                                              79%             194%
Net assets, end of period (in thousands)                        $ 1,102          $ 6,766
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reductions
  to fees paid indirectly
  Net expenses                                                     1.00%            0.85%**
  Net investment income                                            0.15%            0.91%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                     0.95%            0.85%**
  Net investment income                                            0.20%            0.93%**

(a)  Return is not annualized.
(b)  Investor Class shares commenced operations on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended     Year Ended      4/1/03(a)
                                                          12/31/05       12/31/04   to 12/31/03
CLASS R
Net asset value, beginning of period                        $12.12         $11.45        $ 9.26
                                                            ------         ------        ------
Increase (decrease) from investment operations:
  Net investment income (loss)                              $(0.06)        $ 0.07        $(0.00)(b)
  Net realized and unrealized gain
   on investments                                             0.41           0.65          2.19
                                                            ------         ------        ------
  Net increase from investment operations                   $ 0.35         $ 0.72        $ 2.19
Distributions to shareowners:
  Net investment income                                      (0.00)(b)      (0.05)            -
                                                            ------         ------        ------
Net increase in net asset value                             $ 0.35         $ 0.67        $ 2.19
                                                            ------         ------        ------
Net asset value, end of period                              $12.47         $12.12        $11.45
                                                            ======         ======        ======
Total return*                                                 2.90%          6.26%        23.65% (c)
Ratio of net expenses to average net assets+                  1.72%          1.37%         1.18%**
Ratio of net investment income (loss) to average
  net assets+                                                (0.59)%         1.01%        (0.11)%**
Portfolio turnover rate                                         79%           194%           47%
Net assets, end of period (in thousands)                    $  419         $  295        $    4
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.70%          1.37%         1.18%**
  Net investment income (loss)                               (0.57)%         1.01%        (0.11)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than $0.01 cent per share.
(c)  Return is not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                             12/31/05      12/31/04     12/31/03     12/31/02     12/31/01
CLASS Y
Net asset value, beginning of period                           $12.70        $11.95       $ 9.39       $14.34      $ 17.65
                                                               ------       -------       ------       ------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $ 0.05        $ 0.13       $ 0.03       $ 0.03      $  0.04
 Net realized and unrealized gain (loss) on investments          0.44          0.71         2.53        (4.98)       (3.35)
                                                               ------        ------       ------       ------      -------
  Net increase (decrease) from investment operations           $ 0.49        $ 0.84       $ 2.56       $(4.95)     $  3.31)
Distributions to shareowners:
 Net investment income                                          (0.00)(a)     (0.09)           -            -            -
                                                               ------        ------       ------       ------      -------
Net increase (decrease) in net asset value                     $ 0.49        $ 0.75       $ 2.56       $(4.95)     $ (3.31)
                                                               ------        ------       ------       ------      -------
Net asset value, end of period                                 $13.19        $12.70       $11.95       $ 9.39      $ 14.34
                                                               ======        ======       ======       ======      =======
Total return*                                                    3.88%         7.08%       27.26%      (34.52)%     (18.75)%
Ratio of net expenses to average net assets+                     0.73%         0.67%        0.71%        0.74%        0.61%
Ratio of net investment income to average net assets+            0.40%         1.02%        0.32%        0.24%        0.33%
Portfolio turnover rate                                            79%          194%          47%          88%         111%
Net assets, end of period (in thousands)                       $2,710        $2,849       $3,242       $3,231      $10,755
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.72%         0.66%        0.71%        0.73%        0.58%
 Net investment income                                           0.41%         1.02%        0.32%        0.25%        0.36%

(a)  Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Fund offers six classes of shares - Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Investor Class shares were first publicly offered on December 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported,

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

     are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At December 31, 2005 there were no open futures contracts.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund had a net capital loss carryforward of $510,472,025, of which the following amounts will expire between 2009 and 2011 if not utilized; $75,049,524 in 2009, $344,674,317 in 2010 and $90,748,184 in 2011.

     The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

-------------------------------------------------------------
                                     2005             2004
-------------------------------------------------------------
Distributions paid from:
Ordinary Income                    $74,782         $352,043
Long-term capital gain                -                -
                                   -------         --------
    Total                          $74,782         $352,043
                                   =======         ========
-------------------------------------------------------------

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at December 31, 2005.

------------------------------------------------------
                                      2005
------------------------------------------------------
Capital loss carryforward           $(510,472,025)
Unrealized appreciation                 6,207,386
                                    -------------
   Total                            $(504,264,639)
                                    =============
------------------------------------------------------

     The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

     The Fund has reclassified $3,440,482 to decrease accumulated net investment loss and $3,440,482 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $92,428 in underwriting commissions on the sale of Class A shares for the year ended December 31, 2005.

E.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, Investor Class and Class R shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect

Pioneer Growth Shares
--------------------------------------------------------------------------------

     to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's Class A investment performance as compared with the Russell 1000 Growth Index over a rolling 36-month period. In addition the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed from the Russell 1000 Index effective May 1, 2003; however, the Russell 1000 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. The performance comparison is made for a rolling 36-month period. For the year ended December 31, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $397,524. The management fee was equivalent to 0.63% of the average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit expenses to 1.15% of average daily net assets attributable to Investor Class shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2005, $39,149 was payable to PIM related to man- agement fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $359,708 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $14,843 in distribution fees payable to PFD at December 31, 2005 The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $223,769 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $98,386 under such arrangements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2005, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Growth Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------------
                         Pioneer Growth           Safeco Large-Cap         Pioneer Growth
                             Shares                 Growth Fund                Shares
                       (Pre-Reorganization)     (Pre-Reorganization)    (Post-Reorganization)
-----------------------------------------------------------------------------------------------
Net Assets                 $696,269,073               $6,560,837            $702,829,910
Shares Outstanding           60,757,867                  679,972              61,315,761
Investor Class
Shares Issued                                                                    557,894
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Unrealized
                             Appreciation/(Depreciation)      Accumulated
                                   on Closing Date            Gain/(Loss)
--------------------------------------------------------------------------------
Safeco
Large-Cap Growth Fund                 $697,836                $ (610,297)
--------------------------------------------------------------------------------

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 100.00%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Growth Shares
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Growth Shares:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Shares (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Shares at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ Ernst + Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Growth Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Growth Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of breakpoints in the Fund's management fee for the Fund and a peer group selected by the Independent Trustees for this purpose, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the third quintile for the five years ended June 30, 2005 and the fourth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder

Pioneer Growth Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligns the interests of shareholders and the Investment Adviser. The Trustees noted that the Investment Adviser was waiving the floor on the management fee but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Growth Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Growth Shares
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service     Principal Occupation During          Other Directorships Held
Name and Age              With the Fund          and Term of Office    Past Five Years                      by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 1993.   Deputy Chairman and a Director of    Chairman and Director of
                          Board,                 Serves until          Pioneer Global Asset Management      ICI Mutual Insurance
                          Trustee and President  successor trustee is  S.p.A. ("PGAM"); Non-Executive       Company; Director
                                                 elected or earlier    Chairman and a Director of Pioneer   of Harbor Global
                                                 retirement or         Investment Management USA Inc.       Company, Ltd.
                                                 removal               ("PIM-USA"); Chairman and a
                                                                       Director of Pioneer; Director of
                                                                       Pioneer Alternative Investment
                                                                       Management Limited (Dublin);
                                                                       President and a Director of Pioneer
                                                                       Alternative Investment Management
                                                                       (Bermuda) Limited and affiliated
                                                                       funds; President and Director of
                                                                       Pioneer Funds Distributor, Inc.
                                                                       ("PFD"); President of all of the
                                                                       Pioneer Funds; and Of Counsel
                                                                       (since 2000, partner prior to
                                                                       2000), Wilmer Cutler Pickering Hale
                                                                       and Dorr LLP (counsel to PIM-USA
                                                                       and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M. Hood (53)**     Trustee and            Trustee since June,   President and Chief Executive        None
                          Executive Vice         2003. Serves until    Officer, PIM-USA since May 2003
                          President              successor trustee is  (Director since January 2001);
                                                 elected or earlier    President and Director of Pioneer
                                                 retirement or         since May 2003); Chairman and
                                                 removal               Director of Pioneer Investment
                                                                       Management Shareholder Services,
                                                                       Inc. ("PIMSS") since May 2003;
                                                                       Executive Vice President of all of
                                                                       the Pioneer Funds since June 2003;
                                                                       Executive Vice President and Chief
                                                                       Operating Officer of PIM-USA,
                                                                       November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Growth Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held      Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address      With the Fund       and Term of Office      Past Five Years                      by this Trustee
David R. Bock **(62)       Trustee             Trustee since 2005.     Senior Vice President and Chief      Director of The
3050 K. Street NW,                             Serves until successor  Financial Officer, I-trax, Inc.      Enterprise Social
Washington, DC 20007                           trustee is elected or   (publicly traded health care         Investment Company
                                               earlier retirement or   services company) (2001 - present);  (privately-held
                                               removal.                Managing Partner, Federal City       affordable housing
                                                                       Capital Advisors (boutique merchant  finance company);
                                                                       bank)(1995 - 2000; 2002 to 2004);    Director of New York
                                                                       Executive Vice President and Chief   Mortgage Trust (publicly
                                                                       Financial Officer, Pedestal Inc.     traded mortgage REIT)
                                                                       (internet-based mortgage trading
                                                                       company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================
Mary K. Bush (57)          Trustee             Trustee since 1997.     President, Bush International        Director of Brady
3509 Woodbine Street,                          Serves until            (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                          successor trustee       firm)                                identification and
                                               is elected or earlier                                        specialty coated
                                               retirement or removal                                        material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
====================================================================================================================================
Margaret B.W. Graham (58)  Trustee             Trustee since 1993.     Founding Director, The Winthrop      None
1001 Sherbrooke Street                         Serves until            Group, Inc. (consulting firm);
West,                                          successor trustee       Professor of Management, Faculty of
Montreal, Quebec, Canada                       is elected or earlier   Management, McGill University
H3A 1G5                                        retirement or removal
====================================================================================================================================

Pioneer Growth Shares
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held  Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address          With the Fund   and Term of Office      Past Five Years                      by this Trustee
Marguerite A. Piret (57)       Trustee         Trustee since 1993.     President and Chief Executive        Director of New America
One Boston Place, 28th Floor,                  Serves until            Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02108                               successor trustee       Inc. (investment banking firm)       (closed-end investment
                                               is elected or earlier                                        company)
                                               retirement or removal
====================================================================================================================================
Stephen K. West (77)           Trustee         Trustee since 1993.     Senior Counsel, Sullivan &           Director, The Swiss
125 Broad Street,                              Serves until            Cromwell (law firm)                  Helvetia Fund, Inc.
New York, NY 10004                             successor trustee                                            (closed-end investment
                                               is elected or earlier                                        company) and
                                               retirement or removal                                        AMVESCAP PLC
                                                                                                            (investment managers)
====================================================================================================================================
John Winthrop (69)             Trustee         Trustee since 1994.     President, John Winthrop & Co.,      None
One North Adgers Wharf,                        Serves until            Inc. (private investment firm)
Charleston, SC 29401                           successor trustee
                                               is elected or earlier
                                               retirement or removal
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)       Secretary       Since November,         Secretary of PIM-USA; Senior Vice    None
                                               2000. Serves            President - Legal of Pioneer; and
                                               at the discretion of    Secretary/Clerk of most of
                                               the Board               PIM-USA's subsidiaries; Secretary
                                                                       of all of the Pioneer Funds since
                                                                       September 2003 (Assistant Secretary
                                                                       from November 2000 to September
                                                                       2003)
====================================================================================================================================

Pioneer Growth Shares
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During    Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                by this Officer
Christopher J. Kelley (41)     Assistant Secretary   Since September,    Assistant Vice President       None
                                                     2003. Serves at     and Senior Counsel of
                                                     the discretion of   Pioneer since July 2002;
                                                     the Board           Vice President and Senior
                                                                         Counsel of BISYS Fund
                                                                         Services, Inc. (April
                                                                         2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc.
                                                                         (July 2000 to April 2001;
                                                                         Assistant Secretary of
                                                                         all Pioneer Funds since
                                                                         September 2003
====================================================================================================================================
David C. Phelan (48)           Assistant Secretary   Since September,    Partner, Wilmer Cutler         None
                                                     2003. Serves at     Pickering Hale and Dorr
                                                     the discretion of   LLP; Assistant Secretary
                                                     the Board           of all Pioneer Funds
                                                                         since September 2003
====================================================================================================================================
Vincent Nave (60)              Treasurer             Since November,     Vice President - Fund          None
                                                     2000. Serves at     Accounting,
                                                     the discretion of   Administration and
                                                     the Board           Custody Services of
                                                                         Pioneer; and Treasurer of
                                                                         all of the Pioneer Funds
====================================================================================================================================
Mark E. Bradley (46)           Assistant Treasurer   Since November,     Deputy Treasurer of            None
                                                     2004. Serves at     Pioneer since 2004;
                                                     the discretion of   Treasurer and Senior Vice
                                                     the Board           President, CDC IXIS Asset
                                                                         Management Services from
                                                                         2002 to 2003; Assistant
                                                                         Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to
                                                                         2002; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds since
                                                                         November 2004
====================================================================================================================================
Luis I. Presutti (40)          Assistant Treasurer   Since November,     Assistant Vice President       None
                                                     2000. Serves at     - Fund Accounting,
                                                     the discretion of   Administration and
                                                     the Board           Custody Services of
                                                                         Pioneer; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds
====================================================================================================================================

Pioneer Growth Shares
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During        Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                    by this Officer
Gary Sullivan (47)             Assistant Treasurer   Since May, 2002.    Fund Accounting Manager -          None
                                                     Serves at the       Fund Accounting, Administration
                                                     discretion of       and Custody Services of
                                                     the Board           Pioneer; and Assistant Treasurer
                                                                         of all of the Pioneer Funds
                                                                         since May 2002
====================================================================================================================================
Katherine Kim Sullivan (32)    Assistant Treasurer   Since September,    Fund Administration Manager -      None
                                                     2003. Serves at     Fund Accounting, Administration
                                                     the discretion of   and Custody Services since June
                                                     the Board           2003; Assistant Vice President -
                                                                         Mutual Fund Operations of State
                                                                         Street Corporation from June
                                                                         2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management);
                                                                         Pioneer Fund Accounting,
                                                                         Administration and Custody
                                                                         Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Assistant Treasurer of all
                                                                         Pioneer Funds since September
                                                                         2003
====================================================================================================================================
Martin J. Wolin (38)           Chief Compliance      Since September,    Chief Compliance Officer of        None
                               Officer               2003. Serves at     Pioneer (Director of Compliance
                                                     the discretion of   and Senior Counsel from November
                                                     the Board           2000 to September 2004); and
                                                                         Chief Compliance Officer of all
                                                                         of the Pioneer Funds since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321
Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $28,750 in 2005 and $25,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.